Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of Assets Held For Sale and Related Liabilities
Details of assets held for sale as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021				2022
	The controlling company(*1,2,3)		Subsidiaries(*6)	Total	Subsidiaries(*3,6)
Asset
Cash and cash equivalents(*4)	￦	—	554	554	174
Account receivables and other receivables		—	956	956	648
Investment stock in joint ventures(*5,7)		—	13,044	13,044	—
Property, plant and equipment		29,236	30,995	60,231	10,552
Intangible assets		553	2,977	3,530	—
Others		—	155	155	629

	￦	29,789	48,681	78,470	12,003

Liability
Others	￦	185	4	189	5

(*1)
During the year ended December 31, 2021, the Company sold the land in the Yanghak Neighborhood Park development reserve area that was classified as asset held for sale and the Company recognized
￦
43,760 million of gain on disposal.

(*2)
During the year ended December 31, 2021, the Company decided to trade and exchange the emission rights and reclassified the emission rights to assets held for sale. After that, the Company recognized
￦
1,316 million loss on disposal of assets held for sale.

(*3)
During the year ended December 31, 2021, the Company decided to dispose Synthetic Natural Gas (SNG) facility for which use was discontinued, and classified as asset held for sale for
￦
24,000 million. Meanwhile, the facility was transferred to the newly established company (POSCO) through vertical spin-off
during the year ended December 31, 2022. During the year ended December 31, 2022, the Company disposed of the assets held for sale for
￦
13,695 million. As of December 31, 2022, the remaining amount
￦
10,305 million is included in assets held for sale.

(*4)	Cash and cash equivalents in the statement of cash flows include cash and cash equivalents that are classified as assets held for sale as of December 31, 2021 and December 31, 2022.
(*5)
During the year ended December 31, 2021, the Company decided to dispose of interests of POSCO(Guangdong) Automotive Steel Co, Ltd. which is classified investment in joint ventures as asset held for sale for
￦
13,044 million. The Company disposed of the investments in joint venture and recognized
￦
3,964 million of loss on disposal during the year ended December 31, 2022.

(*6)
During the year ended December 31, 2021, the Company decided to dispose of tangible and intangible assets of HUME COAL PTY LTD, a subsidiary, and classified as assets held for sale for
￦
33,972 million. The Company disposed of the assets held for sale, and recognized
￦
55,025 million of gain on disposal during the year ended December 31, 2022.

(*7)
During the year ended December 31, 2022, the Company decided to dispose of interests of
CSP-Compania
Siderurgica do Pecem which was previously classified investment in joint ventures and fully impaired. It was classified as held-for-sale
assets as of December 31, 2022.